CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 16.3%
Diversified Telecommunication Services - 0.0%††
GCI Liberty Inc.	370,293	$0	*(a)(b)(c)

Entertainment - 7.9%
Liberty Media Corp.-Liberty Formula One, Class C Shares	698,195	49,152,928	*
Madison Square Garden Entertainment Corp.	917,972	32,211,637	*
Madison Square Garden Sports Corp.	688,469	121,618,049
Sphere Entertainment Co.	735,072	17,546,169	*
Warner Bros. Discovery Inc.	2,238,992	25,255,830	*
World Wrestling Entertainment Inc., Class A Shares	888,460	90,018,767

Total Entertainment		335,803,380

Interactive Media & Services - 1.3%
Match Group Inc.	196,211	6,769,280	*
Meta Platforms Inc., Class A Shares	76,181	20,166,634	*
Pinterest Inc., Class A Shares	1,149,452	27,517,881	*

Total Interactive Media & Services		54,453,795

Media - 7.1%
Comcast Corp., Class A Shares	6,085,297	239,456,437
Liberty Broadband Corp., Class A Shares	272,521	20,131,126	*
Liberty Broadband Corp., Class C Shares	294,022	21,787,030	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	600,602	16,792,832	*

Total Media		298,167,425

TOTAL COMMUNICATION SERVICES		688,424,600

CONSUMER DISCRETIONARY - 4.1%
Broadline Retail - 1.6%
Etsy Inc.	818,302	66,323,377	*

Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc., Class A Shares	656,936	72,111,865	*

Specialty Retail - 0.8%
TJX Cos. Inc.	461,500	35,438,585

TOTAL CONSUMER DISCRETIONARY		173,873,827

CONSUMER STAPLES - 1.8%
Beverages - 1.8%
Diageo PLC, ADR	446,291	74,985,814

FINANCIALS - 1.6%
Capital Markets - 1.6%
Cohen & Steers Inc.	1,197,282	65,144,113

See Notes to Schedule of Investments.

ClearBridge Aggressive Growth Fund 2023 Quarterly Report	1

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
HEALTH CARE - 28.7%
Biotechnology - 16.3%
AbbVie Inc.	526,325	$72,611,797
Biogen Inc.	561,962	166,571,157	*
Ionis Pharmaceuticals Inc.	1,987,537	81,290,263	*
Ultragenyx Pharmaceutical Inc.	892,403	44,049,012	*
Vertex Pharmaceuticals Inc.	997,796	322,856,852	*

Total Biotechnology		687,379,081

Health Care Equipment & Supplies - 1.8%
Insulet Corp.	285,500	78,298,375	*

Health Care Providers & Services - 7.9%
Guardant Health Inc.	147,258	4,317,605	*
UnitedHealth Group Inc.	675,496	329,128,671

Total Health Care Providers & Services		333,446,276

Health Care Technology - 1.1%
Doximity Inc., Class A Shares	1,459,790	44,771,759	*

Life Sciences Tools & Services - 1.6%
Charles River Laboratories International Inc.	348,714	67,434,313	*

TOTAL HEALTH CARE		1,211,329,804

INDUSTRIALS - 6.7%
Aerospace & Defense - 3.2%
L3Harris Technologies Inc.	772,767	135,945,171
Building Products - 3.5%
Johnson Controls International PLC	2,433,419	145,275,114

TOTAL INDUSTRIALS		281,220,285

INFORMATION TECHNOLOGY - 39.1%
Electronic Equipment, Instruments & Components - 5.3%
TE Connectivity Ltd.	1,822,792	223,255,564

IT Services - 3.5%
Accenture PLC, Class A Shares	214,425	65,596,896
Snowflake Inc., Class A Shares	495,213	81,888,422	*

Total IT Services		147,485,318

Semiconductors & Semiconductor Equipment - 12.2%
Broadcom Inc.	483,957	391,017,897
Wolfspeed Inc.	2,529,174	121,501,519	*

Total Semiconductors & Semiconductor Equipment		512,519,416

Software - 16.1%
Autodesk Inc.	1,080,021	215,345,387	*
CrowdStrike Holdings Inc., Class A Shares	1,059,713	169,691,843	*
DocuSign Inc.	492,489	27,776,380	*

See Notes to Schedule of Investments.

2	ClearBridge Aggressive Growth Fund 2023 Quarterly Report

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Software - continued
Dolby Laboratories Inc., Class A Shares		762,623	$62,939,276
HubSpot Inc.		389,171	201,586,686	*

Total Software			677,339,572

Technology Hardware, Storage & Peripherals - 2.0%
Seagate Technology Holdings PLC		1,048,258	63,000,306
Western Digital Corp.		586,411	22,711,698	*

Total Technology Hardware, Storage & Peripherals			85,712,004

TOTAL INFORMATION TECHNOLOGY			1,646,311,874

MATERIALS - 1.5%
Metals & Mining - 1.5%
Freeport-McMoRan Inc.		1,848,502	63,477,559

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,829,617,687)			4,204,767,876

	RATE
SHORT-TERM INVESTMENTS - 0.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.877%	6,065,854	6,065,854	(d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.927%	2,599,651	2,599,651	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,665,505)			8,665,505

TOTAL INVESTMENTS - 100.0% (Cost - $1,838,283,192)			4,213,433,381
Other Assets in Excess of Liabilities - 0.0%††			554,325

TOTAL NET ASSETS - 100.0%			$4,213,987,706

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2023, the total market value of investments in Affiliated Companies was $2,599,651 and the cost was $2,599,651 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Aggressive Growth Fund 2023 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

5

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments:
Common Stocks†:
Communication Services	$688,424,600	—	$0	*	$688,424,600
Other Common Stocks	3,516,343,276	—	—		3,516,343,276

Total Long-Term Investments	4,204,767,876	—	0	*	4,204,767,876

Short-Term Investments†	8,665,505	—	—		8,665,505

Total Investments	$4,213,433,381	—	$0	*	$4,213,433,381

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended May 31, 2023. The following transactions were effected in such company for the period ended May 31, 2023.

	Affiliate Value at August 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,233,868	$80,780,081	80,780,081	$85,414,298	85,414,298

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$99,345	—	$2,599,651

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